INTANGIBLE ASSETS - Schedule of Description (Details) - Goodwill - Carrying amount - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of intangible assets with indefinite useful life [line items]
Book value	R$ 14,433,323	R$ 16,064,846
Value in use	R$ 22,785,391	R$ 28,320,408
Discount rate	12.90%	12.40%
Perpetual growth rate	4.30%	4.80%
10% variation
Disclosure of intangible assets with indefinite useful life [line items]
Book value	R$ 2,278,539	R$ 2,832,041
Value in use	20,506,852	25,488,367
25% variation
Disclosure of intangible assets with indefinite useful life [line items]
Book value	5,696,348	7,080,102
Value in use	R$ 17,089,043	R$ 21,240,306